SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 20.	SEGMENT REPORTING

The Company defined reportable segments according to ASC Topic 280. In the fourth quarter of 2011, the management changed the structure of allocating resources and assessing performance of the group. The new three segments were identified primarily based on the structure of allocating resources and assessing performance of the group, including corn division, grain division and bulk trade division. The segment reporting information for the year ended December 31, 2011 was based on these three segments and that for the year ended December 31, 2010 was restated.

The corn division is in the business of purchasing corns from farmers, processing simply and distributing to agricultural product trading companies through wholesale.  The business of grain division is conducted by purchasing of grains from farmers and distributing to wholesalers and supermarkets after processing with our own brand names, including “Deuu” and “Shi-Tie” for certified organic grain products.  The business of bulk trading division is conducted by bulk purchasing and selling of raw grain.

For The Year Ended	Corn	Grain	Bulk Trading
December 31, 2011	Division	Division	Division	Others	Total
Revenues from external customers	$177,723,149	$40,507,527	$43,345,990	$-	$261,576,666
Intersegment revenues	-	-	-	-	-
Interest revenue	33,733	3,867	4,469	90	42,159
Interest expense	(608,337)	(119,835)	(77,429)	-	(805,601)
Net interest (expense) income	(574,604)	(115,968)	(72,960)	90	(763,442)
Depreciation and amortization	479,538	475,854	92	23,813	979,297
Noncontrolling interest	-	-	-	38,673	38,673
Segment net profit (loss)	19,388,742	2,500,612	2,964,146	(4,338,239)	20,515,261

For The Year Ended	Corn	Grain	Bulk Trading
December 31, 2010	Division	Division	Division	Others	Total
Revenues from external customers	$69,516,954	$11,474,912	$4,183,018	$-	$85,174,884
Intersegment revenues	-	-	-	-	-
Interest revenue	4,823	8,283	4,394	5	17,505
Interest expense	(317,142)	(24,413)	-	-	(341,555)
Net interest (expense) income	(312,319)	(16,130)	4,394	5	(324,050)
Depreciation and amortization	(164,598)	(372,597)	63,171	(15,355)	(489,379)
Noncontrolling interest	-	-	-	-	-
Segment net profit (loss)	11,298,781	3,321,566	(255,912)	(1,777,981)	12,586,454

All of our revenues were generated from customers in China.  All long-lived assets are located in China.  The following tables set forth our three major customers in each segment:

	For The Years Ended
	December 31,

Corn Division:	2011	2010
Chengdu Zhengda Co., Ltd.	5.7%	3.7%
Shanxi Pingyao Longhai Industrial Co., Ltd.	3.8%	-
Chengdu Yifenghang Feed Co., Ltd.	3.7%	0.9%
Top Three Customers as % of Total Gross Sales:	13.2%	4.6%

Grain Division:
Beijing Yilian Gifts Tech. Development Co., Ltd.	8.0%	0.1%
Tianjing Haoshoucheng Logestic Co., Ltd.	4.8%	0.9%
Tianjing Hongfuyongsheng Trading Co., Ltd.	4.1%	0.3%
Top Three Customers as % of Total Gross Sales	16.9%	1.3%

Bulk Trading Division:
Tianjin Yimingda Grain Division	28.3%	27.0%
Shanxi Helifeihua Trading Co., Ltd.	8.9%	-
Shanxi Guchuan Food Co., Ltd.	8.3%	-
Top Three Customers as % of Total Gross Sales:	45.5%	27.0%